COLUMBIA ETF TRUST II

225 Franklin Street

Boston, MA 02110

August 1, 2019

VIA EDGAR

Mr. Mark Cowan

U.S. Securities and Exchange Commission

Division of Investment Management, Disclosure Review Office

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia ETF Trust II (the Registrant)

Columbia EM Core ex-China ETF

Columbia Emerging Markets Consumer ETF

Columbia India Consumer ETF

Post-Effective Amendment No. 109

File No. 333-155709/811-22255

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 109 (Amendment). This Amendment was filed electronically on July 26, 2019.

If you have any questions, please contact either me at (212) 850-1703 or Heidi Brommer at (612) 671-2403.

Sincerely,

/s/ Joseph D’Alessandro
Joseph D’Alessandro
Assistant Secretary
Columbia ETF Trust II